Consolidated Statements of Equity and Partners' Capital (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
WES equity transactions, net	[1],[2]	$ 0	$ (183)	$ 0
Combined change in Partners' Capital from WES equity transactions, net and net income (loss) attributable to Western Gas Equity Partners, LP		532,000	547,400	402,900
Common Units [Member]
WES equity transactions, net	[1],[2]	$ (19,577)	$ 6,615	$ (4,180)

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	For the year ended December 31, 2018, includes the impact of the cumulative effect of accounting change in WES’s consolidated statement of equity and partners’ capital. For the year ended December 31, 2017, includes the impact of WES’s (as defined in Note 1) equity offerings as described in Note 5. The $(19.6) million, $6.6 million and $(4.2) million increase (decrease) to partners’ capital, together with net income (loss) attributable to Western Gas Equity Partners, LP, totaled $532.0 million, $547.4 million and $402.9 million for the years ended December 31, 2018, 2017 and 2016, respectively.